NONCONTROLLING INTEREST (Details Narrative) - Avino, Mexico [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Ownership Interest, Percentage	99.67%	99.67%
Non-controlling Interest	0.33%	0.33%